LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of components of operating lease costs
	Year ended December 31,
	2023	2022
Operating lease cost	$5,660	$6,227
Short-term lease cost	826	787
Variable lease cost	28	35
Total lease cost	$6,514	$7,049

Schedule of supplemental balance sheet information related to operating leases
	December 31,
	2023	2022
Weighted average remaining lease term (in years)	4.6	1.8
Weighted average discount rate	4.4%	1%

Schedule of supplemental cash flow information related to operating leases
	Year ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease operating liabilities	$6,467	$5,399

Schedule of maturities of operating lease liabilities
As of December 31, 2023
2024	$5,065
2025	2,111
2026	1,734
2027	1,715
2028	1,749
Thereafter	2,010

Total undiscounted lease payments	14,384
Less: imputed interest	(1,558)

Present value of lease liabilities	$12,826